Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Cash contribution from Hegh LNG					$ 1,701
Repayment of indemnification received from Hoegh LNG	$ 0	$ 0	$ (64)	$ 0
Issuance of units for Board of Directors' fees			194		200
Other and contribution from owner	431		431		472
Equity: Total	$ 561		561		20
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees			194		200
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Cash contribution from Hegh LNG			0		1,701
Repayment of indemnification received from Hoegh LNG			$ (64)		$ (2,353)